Prepayment and Other Current Assets - Schedule of Prepayment and Other Current and Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Prepayment and Other Assets [Abstract]
Advances to vendors	$ 36,168	$ 32,907
Staff advance	104	85
Others	37	38
Subtotal	36,309	33,030
Less: allowance for expected credit losses	(2,237)	(2,196)
Prepayment and other assets, net	$ 34,072	$ 30,834